Cover	Feb. 29, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 29, 2024
Entity Registrant Name	CHIMERIX INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35867
Entity Tax Identification Number	33-0903395
Entity Address, Address Line One	2505 Meridian Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27713
City Area Code	919
Local Phone Number	806-1074
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CMRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001117480